Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	2,728	$698,204
RTX Corp.	18,687	1,822,543
		2,520,747
Agriculture — 2.8%
Philip Morris International, Inc.	54,368	4,981,196
Auto Manufacturers — 1.5%
PACCAR, Inc.	21,389	2,649,883
Auto Parts & Equipment — 1.5%
Aptiv PLC*	18,500	1,473,525
BorgWarner, Inc.	33,172	1,152,395
		2,625,920
Banks — 9.2%
Bank OZK	39,626	1,801,398
JPMorgan Chase & Co.	36,633	7,337,590
Wells Fargo & Co.	122,536	7,102,186
		16,241,174
Biotechnology — 7.6%
Amgen, Inc.	12,505	3,555,421
Gilead Sciences, Inc.	38,923	2,851,110
Regeneron Pharmaceuticals, Inc.*	5,934	5,711,416
United Therapeutics Corp.*	5,340	1,226,705
		13,344,652
Building Materials — 0.6%
Builders FirstSource, Inc.*	4,798	1,000,623
Chemicals — 2.2%
LyondellBasell Industries N.V., Class A	13,861	1,417,703
PPG Industries, Inc.	17,041	2,469,241
		3,886,944
Commercial Services — 1.5%
Robert Half, Inc.	32,431	2,571,130
Computers — 2.3%
Accenture PLC, Class A	7,592	2,631,463
EPAM Systems, Inc.*	3,351	925,412
Maximus, Inc.	4,725	396,428
		3,953,303
Distribution & Wholesale — 3.0%
Ferguson PLC	11,417	2,493,815
LKQ Corp.	51,361	2,743,191
		5,237,006
Diversified Financial Services — 3.1%
Mastercard, Inc., Class A	10,160	4,892,751
Raymond James Financial, Inc.	3,949	507,131
		5,399,882
Electrical Components & Equipment — 1.6%
Emerson Electric Co.	25,521	2,894,592
Electronics — 2.6%
Allegion PLC	10,548	1,420,921
	Number of Shares	Value†

Electronics — (continued)
nVent Electric PLC	33,286	$2,509,764
TE Connectivity Ltd.	4,540	659,390
		4,590,075
Engineering & Construction — 0.8%
EMCOR Group, Inc.	4,148	1,452,630
Environmental Control — 0.9%
Veralto Corp.	17,780	1,576,375
Healthcare Products — 1.5%
GE HealthCare Technologies, Inc.	29,840	2,712,754
Healthcare Services — 3.5%
Elevance Health, Inc.	11,731	6,082,993
Home Builders — 0.6%
D.R. Horton, Inc.	6,778	1,115,320
Insurance — 7.0%
American International Group, Inc.	16,303	1,274,406
Axis Capital Holdings Ltd.	44,557	2,897,096
Berkshire Hathaway, Inc., Class B*	14,796	6,222,014
MetLife, Inc.	16,713	1,238,600
MGIC Investment Corp.	30,290	677,284
		12,309,400
Internet — 1.8%
Alphabet, Inc., Class C*	20,720	3,154,827
Iron & Steel — 0.8%
Steel Dynamics, Inc.	9,610	1,424,490
Machinery — Construction & Mining — 1.0%
Oshkosh Corp.	13,510	1,684,832
Machinery — Diversified — 2.2%
Cactus, Inc., Class A	14,150	708,773
Dover Corp.	7,114	1,260,530
The Middleby Corp.*	4,936	793,659
Westinghouse Air Brake Technologies Corp.	7,126	1,038,116
		3,801,078
Media — 2.0%
Comcast Corp., Class A	78,998	3,424,563
Mining — 0.6%
BHP Group Ltd., ADR	18,976	1,094,726
Miscellaneous Manufacturing — 1.6%
A.O. Smith Corp.	7,870	704,050
Textron, Inc.	22,770	2,184,326
		2,888,376
Oil & Gas — 7.2%
Chevron Corp.	8,658	1,365,713
ConocoPhillips	17,647	2,246,110
EOG Resources, Inc.	25,267	3,230,133
Helmerich & Payne, Inc.	26,211	1,102,435

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Phillips 66	29,012	$4,738,820
		12,683,211
Oil & Gas Services — 1.0%
ChampionX Corp.	48,827	1,752,401
Pharmaceuticals — 5.4%
Cencora, Inc.	21,387	5,196,827
Merck & Co., Inc.	19,360	2,554,552
Roche Holding AG, ADR	55,270	1,764,219
		9,515,598
Retail — 5.7%
Casey's General Stores, Inc.	3,250	1,034,962
Lowe's Cos., Inc.	2,857	727,764
Ross Stores, Inc.	21,159	3,105,295
Walmart, Inc.	86,310	5,193,273
		10,061,294
Semiconductors — 5.6%
QUALCOMM, Inc.	33,805	5,723,186
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,652	2,537,605
Texas Instruments, Inc.	9,300	1,620,153
		9,880,944
Software — 4.3%
Electronic Arts, Inc.	20,310	2,694,528
Fiserv, Inc.*	30,442	4,865,240
		7,559,768
Telecommunications — 0.8%
Cisco Systems, Inc.	27,027	1,348,918
Transportation — 0.5%
United Parcel Service, Inc., Class B	5,970	887,321
TOTAL COMMON STOCKS (Cost $134,829,566)		168,308,946

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Diversified — 1.3%
Weyerhaeuser Co.	61,753	2,217,550
Storage & Warehousing — 0.9%
Public Storage	5,740	1,664,945
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,327,867)		3,882,495

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $3,894,984)	3,894,984	$3,894,984
TOTAL INVESTMENTS — 100.1% (Cost $142,052,417)		$176,086,425
Other Assets & Liabilities — (0.1)%		(119,394)
TOTAL NET ASSETS — 100.0%		$175,967,031

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 3/31/2024††
United States	89%
Ireland	3
United Kingdom	3
Bermuda	2
Taiwan	1
Switzerland	1
Australia	1
Total	100%
††	% of total investments as of March 31, 2024.

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